Long-term debt, Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	$ 11,174,200,426	$ 6,682,672,814
Payments	(359,425,897)	(6,019,515,831)
Interest paid	(714,447,695)	(226,949,344)
Interest paid and capitalized (see note 7)	0	(303,443,168)
Proceeds from loans	558,796,971	8,964,217,491
Accrued interest	1,383,101,613	742,053,537
Amortization of cost to obtain loans and commissions	30,289,106	66,392,459
Costs to obtain loans and commissions		(265,689,972)
Total changes from financing cash flows	12,072,514,524	9,639,737,986
Effect on changes in foreign exchange rates	(1,352,869,583)	1,534,462,440
Ending balance	$ 10,719,644,941	$ 11,174,200,426